UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New Jersey - 135.4%
Corporate - 2.9%	Gloucester County Improvement Authority, Refunding RB,
	Waste Management Inc. Project, Series A, 6.85%, 12/01/29	$ 2,000	$ 2,011,800
	Gloucester County Improvement Authority, Refunding RB,
	Waste Management Inc. Project, Series B, AMT, 7.00%, 12/01/29	1,180	1,183,280
	New Jersey EDA, Refunding RB, New Jersey American Water Co.,
	Series A, AMT, 5.70%, 10/01/39	2,925	2,860,357
			6,055,437
County/City/Special	Burlington County Bridge Commission, RB, Governmental Leasing
District/School District -	Program, 5.25%, 8/15/12 (a)	1,000	1,115,530
19.7%	City of Perth Amboy New Jersey, GO, CAB (FSA), 5.55%, 7/01/33 (b)	1,575	1,393,056
	City of Perth Amboy New Jersey, GO, CAB (FSA), 5.54%, 7/01/34 (b)	1,925	1,697,869
	County of Hudson New Jersey, COP, Refunding (MBIA),
	6.25%, 12/01/16	1,500	1,695,345
	Essex County Improvement Authority, Refunding RB, County
	Guaranteed, Project Consolidation (MBIA), 5.50%, 10/01/29	5,085	5,670,487
	Hudson County Improvement Authority, RB, County, Guaranteed,
	Harrison Parking Facilities Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,064,384
Hudson County Improvement Authority, Refunding RB, Hudson County
	Lease Project (MBIA), 5.38%, 10/01/24	4,500	4,525,200
	Middlesex County Improvement Authority, RB, Senior, Heldrich
	Center Hotel, Series A, 5.00%, 1/01/20	655	325,188
	Middlesex County Improvement Authority, Refunding RB, County
	Guaranteed, Golf Course Projects, 5.25%, 6/01/22	1,455	1,598,187
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/11(a)	2,085	2,267,417
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/15	1,215	1,250,903
	Monmouth County Improvement Authority, RB, Governmental Loan
	(AMBAC), 5.00%, 12/01/16	1,280	1,312,064
	Morristown Parking Authority, RB, Guaranteed (MBIA),
	4.50%, 8/01/37	585	562,542
	Newark Housing Authority, Refunding RB, Additional, Newark
	Redevelopment Project (MBIA), 4.38%, 1/01/37	2,875	2,664,924
	Salem County Improvement Authority, RB, Finlaw State Office
	Building (FSA), 5.38%, 8/15/28	500	539,700
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligations Bonds
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors
CAB	Capital Appreciation Bonds		Assurance (National Public
COP	Certificates of Participation		Finance Guaranty Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Salem County Improvement Authority, RB, Finlaw State Office
	Building (FSA), 5.25%, 8/15/38	$ 500	$ 520,380
	South Jersey Port Corp., Refunding RB, 4.75%, 1/01/18	4,280	4,442,897
	South Jersey Port Corp., Refunding RB, 4.85%, 1/01/19	2,485	2,575,628
	South Jersey Port Corp., Refunding RB, 5.00%, 1/01/20	2,000	2,070,320
			41,292,021
Education - 15.2%	New Jersey Educational Facilities Authority, RB, Georgian Court
	College Project, Series C, 6.50%, 7/01/13 (a)	2,000	2,354,100
	New Jersey Educational Facilities Authority, RB, Montclair State
	University, Series J, 5.25%, 7/01/38	1,140	1,161,375
	New Jersey Educational Facilities Authority, RB, Montclair State
	University, Series L (MBIA), 5.00%, 7/01/14 (a)	5,305	6,054,225
	New Jersey Educational Facilities Authority, RB, Rider University
	(Radian), 5.00%, 7/01/17	1,000	1,015,900
	New Jersey Educational Facilities Authority, RB, Rider University,
	Series A (Radian), 5.50%, 7/01/23	1,255	1,264,136
	New Jersey Educational Facilities Authority, RB, Rider University,
	Series A (Radian), 5.25%, 7/01/34	1,450	1,309,060
	New Jersey Educational Facilities Authority, RB, Rider University,
	Series C (Radian), 5.00%, 7/01/37	1,750	1,605,327
New Jersey Educational Facilities Authority, Refunding RB, College of
	New Jersey, Series D (FSA), 5.00%, 7/01/35	6,115	6,283,468
New Jersey Educational Facilities Authority, Refunding RB, Ramapo
	College, Series I (AMBAC), 4.25%, 7/01/31	750	686,348
New Jersey Educational Facilities Authority, Refunding RB, Ramapo
	College, Series I (AMBAC), 4.25%, 7/01/36	810	721,329
	New Jersey Educational Facilities Authority, Refunding RB, Rowan
	University, Series B (AGC), 5.00%, 7/01/24	1,800	1,938,870
	New Jersey Educational Facilities Authority, Refunding RB,
	Series D, Georgian Court University, 5.25%, 7/01/37	1,000	937,640
New Jersey Educational Facilities Authority, Refunding RB, University
	Medical & Dentistry, Series B, 7.13%, 12/01/23	1,300	1,463,943
New Jersey Educational Facilities Authority, Refunding RB, University
	Medical & Dentistry, Series B, 7.50%, 12/01/32	1,625	1,829,669
New Jersey State Higher Education Assistance Authority, RB, Series
	A, AMT (AMBAC), 5.30%, 6/01/17	3,170	3,186,611
			31,812,001
Health - 19.4%	New Jersey EDA, RB, CAB, Saint Barnabas, Series A (MBIA),
	6.25%, 7/01/24 (c)	3,850	1,393,315
	New Jersey EDA, RB, Masonic Charity Foundation NJ,
	5.25%, 6/01/24	1,425	1,451,847
	New Jersey EDA, RB, Masonic Charity Foundation NJ,
	5.25%, 6/01/32	685	673,403
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A,
	5.75%, 11/01/24	2,500	2,467,900

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New Jersey EDA, Refunding RB, First Mortgage, Winchester,
Series A, 5.80%, 11/01/31	$ 1,000	$ 973,360
New Jersey Health Care Facilities Financing Authority, RB, Atlantic
City Medical, 5.75%, 7/01/12 (a)	1,060	1,178,020
New Jersey Health Care Facilities Financing Authority, RB, Atlantic
City Medical, 6.25%, 7/01/12 (a)	500	562,185
New Jersey Health Care Facilities Financing Authority, RB, Atlantic
City Medical, 6.25%, 7/01/17	520	547,560
New Jersey Health Care Facilities Financing Authority, RB, Atlantic
City Medical, 5.75%, 7/01/25	520	532,069
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint
Barnabas Health, Series B, 5.90%, 7/01/30 (c)	2,000	378,360
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint
Barnabas Health, Series B, 5.69%, 7/01/36 (c)	500	55,995
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint
Barnabas Health, Series B, 5.17%, 7/01/37 (c)	13,250	1,363,292
New Jersey Health Care Facilities Financing Authority, RB, Capital
Health System Obligation Group, Series A, 5.75%, 7/01/13 (a)	1,650	1,873,459
New Jersey Health Care Facilities Financing Authority, RB, Children's
Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,451,696
New Jersey Health Care Facilities Financing Authority, RB, Health
System, Catholic Health East, Series A, 5.38%, 11/15/12 (a)	1,100	1,237,115
New Jersey Health Care Facilities Financing Authority, RB, Hospital
Asset Transformation Program, Series A, 5.25%, 10/01/38	1,000	1,013,460
New Jersey Health Care Facilities Financing Authority, RB, Hunterdon
Medical Center, Series A, 5.13%, 7/01/35	1,950	1,819,486
New Jersey Health Care Facilities Financing Authority, RB, Meridian
Health, Series I (AGC), 5.00%, 7/01/38	1,000	989,410
New Jersey Health Care Facilities Financing Authority, RB, Meridian
Health System Obligation Group (FSA), 5.25%, 7/01/19	1,500	1,505,370
New Jersey Health Care Facilities Financing Authority, RB, Meridian
Health System Obligation Group (FSA), 5.38%, 7/01/24	2,250	2,256,637
New Jersey Health Care Facilities Financing Authority, RB, Meridian
Health System Obligation Group (FSA), 5.25%, 7/01/29	2,195	2,196,558
New Jersey Health Care Facilities Financing Authority, RB, Pascack
Valley Hospital Association, 6.63%, 7/01/36 (d)(e)	1,845	185
New Jersey Health Care Facilities Financing Authority, RB, Robert
Wood University (AMBAC), 5.70%, 7/01/20	4,000	4,029,200
New Jersey Health Care Facilities Financing Authority, RB, Saint
Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	3,281,661
New Jersey Health Care Facilities Financing Authority, RB, Somerset
Medical Center, 5.50%, 7/01/33	1,875	1,308,131
New Jersey Health Care Facilities Financing Authority, RB, South
Jersey Hospital, 5.00%, 7/01/36	385	367,521

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, RB, South
	Jersey Hospital, 5.00%, 7/01/46	$ 1,650	$ 1,527,207
New Jersey Health Care Facilities Financing Authority, RB, Southern
	Ocean County Hospital (Radian), 5.13%, 7/01/31	2,000	1,749,700
	New Jersey Health Care Facilities Financing Authority, RB, Virtua
	Health (AGC), 5.50%, 7/01/38	2,500	2,581,175
			40,765,277
Housing - 17.4%	New Jersey State Housing & Mortgage Finance Agency, RB, Capital
	Fund Program, Series A (FSA), 4.70%, 11/01/25	6,950	6,986,766
	New Jersey State Housing & Mortgage Finance Agency, RB, Home
	Buyer, Series CC, AMT (MBIA), 5.80%, 10/01/20	4,515	4,640,472
	New Jersey State Housing & Mortgage Finance Agency, RB, Home
	Buyer, Series U, AMT (MBIA), 5.60%, 10/01/12	2,515	2,518,823
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series CC, 5.00%, 10/01/34 (f)	3,455	3,430,504
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series T, AMT, 4.65%, 10/01/32	4,945	4,589,306
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series U, AMT, 4.95%, 10/01/32	700	677,600
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F
	Housing, Series X, AMT, 4.85%, 4/01/16	3,605	3,693,359
New Jersey State Housing & Mortgage Finance Agency, RB, Series A,
	4.75%, 11/01/29	2,305	2,269,895
New Jersey State Housing & Mortgage Finance Agency, RB, Series A,
	AMT (FGIC), 4.90%, 11/01/35	1,365	1,273,832
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
	6.50%, 10/01/38	2,025	2,198,826
	Newark Housing Authority, RB, South Ward Police Facility (AGC),
	5.75%, 12/01/30	1,115	1,179,648
	Newark Housing Authority, RB, South Ward Police Facility (AGC),
	6.75%, 12/01/38	2,670	2,991,495
			36,450,526
State - 36.1%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/22	4,300	4,974,584
	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.12%, 11/01/23 (c)	6,860	3,686,290
	Garden State Preservation Trust, RB, CAB, Series B (FSA),
	5.25%, 11/01/28 (c)	4,540	1,846,736
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	1,895	1,830,058
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	370	343,082
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	755	717,801
	New Jersey EDA, RB, Department of Human Services, Pooled,
	5.00%, 7/01/12	220	238,324
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA),
	5.25%, 7/01/33	14,000	14,125,720
	New Jersey EDA, RB, School Facilities Construction, Series L (FSA),
	5.00%, 3/01/30	5,800	5,974,696

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New Jersey EDA, RB, School Facilities Construction, Series O,
	5.25%, 3/01/23	$ 2,400	$ 2,522,712
	New Jersey EDA, RB, School Facilities Construction, Series P,
	5.00%, 9/01/15	3,000	3,331,290
	New Jersey EDA, RB, School Facilities Construction, Series P,
	5.25%, 9/01/16	3,115	3,451,140
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC),
	5.50%, 12/15/34	3,665	3,949,404
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC),
	6.00%, 12/15/34	3,600	4,021,668
	New Jersey EDA, Refunding RB, School Facilities Construction,
	Series AA, 5.50%, 12/15/29	3,300	3,560,667
New Jersey State Transit Corp., COP, Federal Transit Administration
	Grants, Sub-Series B, 5.75%, 9/15/14	3,620	3,902,577
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	CAB, Transportation System, Series C (AMBAC),
	5.05%, 12/15/35 (c)	4,140	807,797
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A, 5.50%, 12/15/21	3,525	3,975,707
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A, 6.00%, 12/15/38	2,900	3,170,222
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,399,900
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series B (MBIA), 5.50%, 12/15/21	5,865	6,614,899
	State of New Jersey, COP, Equipment Lease Purchase, Series A,
	5.25%, 6/15/28	1,100	1,137,730
			75,583,004
Tobacco - 1.4%	Tobacco Settlement Financing Corp., New Jersey, RB,
	7.00%, 6/01/13 (a)	500	592,955
	Tobacco Settlement Financing Corp., New Jersey, RB, Series 1A,
	4.50%, 6/01/23	2,720	2,435,488
			3,028,443
Transportation - 14.8%	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA),
	6.00%, 1/01/19	7,860	7,888,768
	New Jersey State Turnpike Authority, RB, Growth & Income
	Securities, Series B (AMBAC), 6.20%, 1/01/35 (c)	4,870	3,759,884
	New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	5,475	5,721,758
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A, 5.88%, 12/15/38	3,050	3,299,155
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,082,670
	Port Authority of New York & New Jersey, RB, Consolidated 93rd
	Series, 6.13%, 6/01/94	5,000	5,809,300

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Port Authority of New York & New Jersey, RB, Consolidated, 152nd,
	AMT, 5.75%, 11/01/30	$ 3,300	$ 3,507,306
			31,068,841
Utilities - 8.5%	Cumberland County Improvement Authority, RB, Series A,
	5.00%, 1/01/30	1,210	1,169,634
	New Jersey EDA, RB, New Jersey American Water Co. Inc. Project,
	Series A, AMT (FGIC), 6.88%, 11/01/34	6,670	6,675,536
	New Jersey EDA, RB, Series A, New Jersey, American Water, AMT
	(AMBAC), 5.25%, 11/01/32	1,000	945,170
	New Jersey EDA, RB, United Water New Jersey, Inc., Series B
	4.50%, 11/01/25	4,500	4,622,085
Rahway Valley Sewerage Authority, RB, CAB, Series A (MBIA), 4.87%,
	9/01/31(c)	6,000	1,714,020
	Union County Utilities Authority, RB, Senior Lease, Ogden Martin,
	Series A, AMT (AMBAC), 5.38%, 6/01/17	1,585	1,588,154
	Union County Utilities Authority, RB, Senior Lease, Ogden Martin,
	Series A, AMT (AMBAC), 5.38%, 6/01/18	1,175	1,176,022
			17,890,621
	Total Municipal Bonds in New Jersey		283,946,171
Puerto Rico - 6.6%
Education - 0.6%	Puerto Rico Industrial Tourist Educational Medical & Environmental
Control Facilities Financing Authority, RB, University Plaza Project,
	Series A (MBIA), 5.00%, 7/01/33	1,365	1,263,267
Housing - 1.0%	Puerto Rico HFA, RB, Subordinated, Capital Fund Modernization,
	5.13%, 12/01/27	2,025	2,021,355
State - 2.9%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	5.75%, 8/01/37	6,000	6,207,600
Transportation - 1.6%	Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (AGC), 5.50%, 7/01/31	3,000	3,289,320
Utilities - 0.5%	Puerto Rico Electric Power Authority, RB, Series WW,
	5.50%, 7/01/38	1,000	1,003,340
	Total Municipal Bonds in Puerto Rico		13,784,882
U.S. Virgin Islands - 2.6%
Corporate - 2.6%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker
	Project, AMT, 6.50%, 7/01/21	3,500	3,551,485
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa
	Refinery, AMT, 5.88%, 7/01/22	1,900	1,914,060
	Total Municipal Bonds in the U.S. Virgin Islands		5,465,545
	Total Municipal Bonds - 144.6%		303,196,598
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (g)
New Jersey - 3.3%
State - 3.3%	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.75%, 11/01/28	5,460	6,832,098

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (g)	(000)	Value
New York - 1.8%
Transportation - 1.8%	Port Authority of New York & New Jersey,
	152nd Series, AMT, 5.25%, 11/01/35	$ 3,764	$ 3,836,064
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 5.1%		10,668,162
	Total Long-Term Investments
	(Cost - $309,001,737) - 149.7%		313,864,760
	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 0.04% (h)(i)	3,881,661	3,881,661
	Total Short-Term Securities
	(Cost - $3,881,661) - 1.9%		3,881,661
	Total Investments (Cost - $312,883,398*) - 151.6%		317,746,421
	Other Assets Less Liabilities - 0.4%		730,294
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (3.2)%		(6,616,024)
	Preferred Shares, at Redemption Value - (48.8)%		(102,208,804)
	Net Assets Applicable to Common Shares - 100.0%	$ 209,651,887

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 307,887,232
Gross unrealized appreciation	12,949,756
Gross unrealized depreciation	(9,694,268)
Net unrealized appreciation	$ 3,255,488

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then higher coupon rate for the following periods. Rate shown is as of report date.

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Non-income producing security.

(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) When-issued security.

		Unrealized
Counterparty	Market Value	Depreciation
Merrill Lynch & Co.	$3,430,504	$ (24,496)

(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the
Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	$ 700,145	$ 263

(i) Represents the current yield as of report date.

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments October 31, 2009 (Unaudited)

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk with investing in those securities. For information about the Fund's policy regarding valuation of and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 3,881,661
Level 2 - Long-Term Investments[1]	313,864,760
Level 3	-
Total	$ 317,746,421
[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 18, 2009